Financial Instruments - Schedule of Fair Value Measurement of Assets and Liabilities on Recurring Basis Explanatory (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Schedule of Companys Financial Instruments [Line Items]
Short-term investments	$ 487	$ 997	$ 326
Convertible debentures and promissory note	2,336		$ 2,086
Earn-out liability	(1,989)
Nexentis shares [Member]
Schedule of Companys Financial Instruments [Line Items]
Short-term investments	302	824
Clearmind shares [Member]
Schedule of Companys Financial Instruments [Line Items]
Short-term investments
AutoMax Shares [Member]
Schedule of Companys Financial Instruments [Line Items]
Short-term investments	181	169
Nexera shares [Member]
Schedule of Companys Financial Instruments [Line Items]
Short-term investments	2	2
Polyrizon Series A warrants [Member]
Schedule of Companys Financial Instruments [Line Items]
Short-term investments	2	2
Level 1 [Member]
Schedule of Companys Financial Instruments [Line Items]
Convertible debentures and promissory note
Earn-out liability
Level 1 [Member] | Nexentis shares [Member]
Schedule of Companys Financial Instruments [Line Items]
Short-term investments	302	824
Level 1 [Member] | Clearmind shares [Member]
Schedule of Companys Financial Instruments [Line Items]
Short-term investments
Level 1 [Member] | AutoMax Shares [Member]
Schedule of Companys Financial Instruments [Line Items]
Short-term investments	181	169
Level 1 [Member] | Nexera shares [Member]
Schedule of Companys Financial Instruments [Line Items]
Short-term investments	2	2
Level 1 [Member] | Polyrizon Series A warrants [Member]
Schedule of Companys Financial Instruments [Line Items]
Short-term investments	2	2
Level 2 [Member]
Schedule of Companys Financial Instruments [Line Items]
Convertible debentures and promissory note	(2,336)
Earn-out liability
Level 2 [Member] | Nexentis shares [Member]
Schedule of Companys Financial Instruments [Line Items]
Short-term investments
Level 2 [Member] | Clearmind shares [Member]
Schedule of Companys Financial Instruments [Line Items]
Short-term investments
Level 2 [Member] | AutoMax Shares [Member]
Schedule of Companys Financial Instruments [Line Items]
Short-term investments
Level 2 [Member] | Nexera shares [Member]
Schedule of Companys Financial Instruments [Line Items]
Short-term investments
Level 2 [Member] | Polyrizon Series A warrants [Member]
Schedule of Companys Financial Instruments [Line Items]
Short-term investments
Level 3 [Member]
Schedule of Companys Financial Instruments [Line Items]
Convertible debentures and promissory note
Earn-out liability	(1,989)
Level 3 [Member] | Nexentis shares [Member]
Schedule of Companys Financial Instruments [Line Items]
Short-term investments
Level 3 [Member] | Clearmind shares [Member]
Schedule of Companys Financial Instruments [Line Items]
Short-term investments
Level 3 [Member] | AutoMax Shares [Member]
Schedule of Companys Financial Instruments [Line Items]
Short-term investments
Level 3 [Member] | Nexera shares [Member]
Schedule of Companys Financial Instruments [Line Items]
Short-term investments
Level 3 [Member] | Polyrizon Series A warrants [Member]
Schedule of Companys Financial Instruments [Line Items]
Short-term investments